Financial results, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Finance income:
Interest income	$ 7,915	$ 11,230		$ 7,671
Other financial results - Net gain of inflation effects on the monetary items	666	514		286
Finance income	8,581	11,744	[1]	7,957	[1]
Finance costs:
Interest expense	(51,577)	(52,308)		(48,198)
Cash flow hedge - transfer from equity	(26,693)	(20,758)		(85,214)
Foreign exchange losses, net	(183,195)	(38,708)		(19,062)
Taxes	(3,136)	(3,705)		(2,719)
Loss from interest rate/foreign exchange rate derivative financial instruments	3,024	2,163		5,694
Borrowing costs recognised as expense	0	(10,847)		0
Other expenses	(3,638)	(2,860)		(4,493)
Finance costs	271,263	131,349	[1]	165,380	[1]
Other financial results - Net gain of inflation effects on the monetary items	81,928	0	[1],[2]	0	[1],[2]
Financial results, net	$ (180,754)	$ (119,605)	[1]	$ (157,423)	[1]

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.